Stock-Based Compensation - Schedule of Recognized Stock-based Compensation Expense related to the Option Grants under the Incentive Plans (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jan. 31, 2019	Jul. 31, 2020	Jan. 31, 2020	Jun. 26, 2019	Jan. 31, 2018	Jan. 31, 2017
Share-based Payment Arrangement [Abstract]
Outstanding stock options	8,206,926	7,464,094	7,837,023	334,840	10,291,959	6,845,834
Stock-based compensation expense	$ 1.2